Loans Receivable - SolGold Loan Facility (Details) $ in Millions, $ in Millions					3 Months Ended	6 Months Ended
	Jul. 17, 2024 USD ($)	May 13, 2024 USD ($)	Dec. 18, 2023 USD ($)	Dec. 18, 2023 CAD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)
Disclosure of financial assets [line items]
Amount advances			$ 18.7	$ 25.0		$ 83.5
Other interest income					$ (0.3)	(0.6)
Interest rate (in percent)			7.00%	7.00%
Loans receivable
Disclosure of financial assets [line items]
Amount advances						0.0
SolGold Loan Facility | Loans receivable
Disclosure of financial assets [line items]
Amount advances		$ 10.0
Other interest income					$ 0.2	$ 0.2
Interest rate (in percent)		12.00%
SolGold Loan Facility | Loans receivable | Funding of G Mining Ventures Term Loan
Disclosure of financial assets [line items]
Amount repaid	$ 10.2